INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENTS

Investments consist of the following:

	May 31, 2024	November 30, 2023
Investments in funds that report NAV per share	$2,959,546	$2,596,740
Investments in private entities or organizations that do not report NAV per share:	290,858	207,750
Investments in silent partnerships accounted for under the equity method	-	13,662
Total	$3,250,404	$2,818,152

Investments consist of the following:

	November 30,	November 30,
	2023	2022
Investments in funds that report NAV per share	$2,596,740	$1,438,906
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	207,750	198,909
Investments in silent partnerships accounted for under the equity method	13,662	48,890
Total	$2,818,152	$1,686,705

SCHEDULE OF REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS, AND DIVIDEND INCOME FROM INVESTMENTS

Realized and unrealized gain or loss on investments, and dividend income from investments, which were included in other income (expenses), were as follows:

	For the Six Months Ended
	May 31,
	2024	2023
Unrealized gain	$413,753	$104,130
Realized gain	$60,848	$7,623
Dividend income	$45,274	$7,799

Realized and unrealized gain or loss on investments, and dividend income from investments, which were included in other income (expenses), were as follows:

	For the Years Ended
	November 30,
	2023	2022	2021
Unrealized gain	$227,785	$37,726	$41,959
Realized gain (loss)	49,439	(697)	(4,489)
Dividend income	58,434	23,699	53,053